Financial instruments fair value risk - Summary of Reconciliation of Movements in Level 3 Valuations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 07, 2022
Nutrafol
Disclosure of Fair Value Measurement of Assets [Line Items]
Fair value of equity interest in acquiree held immediately before acquisition date	€ 0	€ (157)	€ (157)
Fair value | Level 3
Disclosure of Fair Value Measurement of Assets [Line Items]
Assets and liabilities at beginning of period	696	748
Gains/(losses) recognised in income statement	(68)	11
Gains/(losses) recognised in other comprehensive income	(8)	55
Purchases and new issues	71	94
Sales and settlements	(7)	(212)
Assets and liabilities at end of period	€ 684	€ 696